Consolidated Balance Sheets ¥ in Thousands, $ in Thousands	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 911,588	$ 140,109	¥ 3,293,911
Restricted cash	0	0	9,319
Short-term investments	7,242,636	1,113,173	2,430,091
Accounts receivable (net of allowance for doubtful accounts of RMB512 and RMB1,408 (US$216) as of December 31, 2016 and 2017, respectively)	1,893,737	291,062	1,205,924
Inventories, net	0	0	95,617
Amounts due from related parties, current	24,502	3,766	20,451
Prepaid expenses and other current assets	186,123	28,608	377,219
Total current assets	10,258,586	1,576,718	7,432,532
Non-current assets:
Property and equipment, net	130,322	20,030	134,574
Intangible assets, net	50,923	7,827	29,667
Goodwill	1,504,278	231,203	1,504,278
Long-term investments	147,929	22,736	134,466
Amounts due from related parties, non-current	10,956	1,684	809
Deferred tax assets	174,620	26,839	121,663
Other non-current assets	17,361	2,668	34,037
Total non-current assets	2,036,389	312,987	1,959,494
Total assets	12,294,975	1,889,705	9,392,026
Current liabilities:
Accrued expenses and other payables	1,658,934	254,973	1,151,547
Advance from customers	70,454	10,829	75,882
Deferred revenue	1,409,485	216,634	1,012,143
Notes payable	0	0	31,063
Income tax payable	144,379	22,191	256,775
Amounts due to related parties	10,285	1,581	16,630
Dividend payable	595,779	91,570	0
Total current liabilities	3,889,316	597,778	2,544,040
Non-current liabilities:
Other liabilities	32,122	4,937	34,977
Deferred tax liabilities	438,251	67,358	461,796
Total non-current liabilities	470,373	72,295	496,773
Total liabilities (including total liabilities of consolidated VIEs without recourse to Autohome WFOE and Chezhiying WFOE of RMB320,216 and RMB292,704 (US$44,987) as of December 31, 2016 and 2017, respectively)	4,359,689	670,073	3,040,813
Commitments and Contingencies
Shareholders' equity:
Ordinary shares	7,909	1,216	7,784
Additional paid-in capital	3,246,475	498,974	3,006,152
Accumulated other comprehensive income	69,954	10,752	125,009
Retained earnings	4,627,299	711,203	3,221,459
Total Autohome Inc. shareholders' equity	7,951,637	1,222,145	6,360,404
Noncontrolling interests	(16,351)	(2,513)	(9,191)
Total equity	7,935,286	1,219,632	6,351,213
Total liabilities and equity	¥ 12,294,975	$ 1,889,705	¥ 9,392,026